Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating losses	$ 299,885	$ 175,342
Section 163(j) interest limitation	154,925	93,522
Provisions not currently deductible for tax purposes	88,084	127,132
Lease liabilities	70,384	79,328
Jackpot timing differences	38,724	40,550
Depreciation and amortization	26,325	30,296
Inventory reserves	2,438	3,437
Other	47,377	44,459
Gross deferred tax assets	728,142	594,066
Valuation allowance	(284,088)	(156,133)	$ (170,831)	$ (184,554)
Deferred tax assets, net of valuation allowance	444,054	437,933
Deferred tax liabilities:
Acquired intangible assets	506,238	533,732
Depreciation and amortization	160,898	174,970
Lease right-of-use assets	65,015	74,201
Other	11,796	20,962
Total deferred tax liabilities	743,947	803,865
Net deferred income tax liability	(299,893)	(365,932)
Deferred income taxes - non-current asset	33,117	27,108
Deferred income taxes - non-current liability	$ (333,010)	$ (393,040)